Segment information and geographic data (Details 3) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net sales		$ 22,652	$ 34,280	$ 33,674
Switzerland
Net sales		2,137	2,512	4,629
Rest of EMEA
Net sales	[1]	8,046	14,122	11,342
North America
Net sales		9,691	15,165	12,714
Asia Pacific
Net sales		2,504	2,306	3,664
Latin America
Net sales		$ 274	$ 175	$ 1,325

[1]	EMEA includes Europe, Africa and Middle-east.